Fair Value Measurements - Additional Information (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Input	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2016 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Number of inputs used for valuation of warrants | Input			6
Derivative warrant liability [Abstract]
Change in fair value of the warrant liability, net	$ 14,697	$ 1,238	$ 15,103	$ 12,780	$ 564
Derivative warrant liabilities	4,169		$ 560	$ 18,751
Derivative warrant liabilities	$ 4,200
November 2017 Warrants [Member] | Exchange Agreement [Member]
Derivative warrant liability [Abstract]
Value of warrants issued						$ 14,400	$ 14,400